OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-Current Assets

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred costs	3,750	2,363	379
Deposits- long-term*	71,660	70,574	11,328
Deposits for prepaid land lease payments	-	25,451	4,085
Others	11,321	16,370	2,628

	86,731	114,758	18,420

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang PET-CT center (RMB30,000) and LAC center (RMB10,000). The deposit for PET-CT center is refundable in seven annual installments, at RMB3,000 each, starting 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to fulfillment of a profit guarantee under which Weifang hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract.